Recovery of Erroneously Awarded Compensation	12 Months Ended
Apr. 30, 2026
Restatement Determination Date [Axis]: 2023-12-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	In 2023, we adopted an Executive Compensation Clawback Policy (the “Clawback Policy”) governing the recovery of incentive-based compensation awarded to our executive officers based on financial results that are later restated. The policy requires the mandatory recoupment (with limited exceptions) of both equity and non-equity incentive compensation, which was granted, earned or vested wholly or in part upon the attainment of a financial reporting measure, to current and former executive officers when a financial restatement is needed to correct the Company’s material noncompliance with any financial reporting requirement. This includes both (i) restatements correcting errors that were material to previously issued financial statements and (ii) restatements where the error, if corrected or left uncorrected, would result in a material misstatement in the current period.

Consistent with SEC and Stock Market Rules, the Clawback Policy applies regardless of whether an officer engaged in misconduct or contributed to the circumstances requiring the restatement. The Clawback Policy was filed as Exhibit 97.1 to our Annual Report on Form 10-K for the fiscal year ended April 30, 2024.